Allowance for Loan Losses - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Property	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Property Person	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Property Contract	Dec. 31, 2014 USD ($) Loan Property Contract	Apr. 30, 2015 USD ($) Property
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of nonperforming loans			90 days		90 days
Non-accruing loans excluded from impaired loan	$ 77,000		$ 77,000		$ 95,000	$ 663,000
Non-accruing loans accrued interest	$ 1,000	$ 1,000	$ 3,000	$ 9,000	$ 5,000	$ 32,000
Subsequently defaulted number of loans | Loan						3
Number of trouble debt restructurings | Contract					16	14
Aggregate balance of trouble debt restructuring					$ 3,500,000	$ 2,500,000
Charge off of loan default						$ 75,000
No. of Properties | Property	14		14		16	27
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Properties marketed for sale, value							$ 403,000
No. of Properties | Property					1
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential properties collateralized with loan | Property			3		0
Residential mortgage loan amount	$ 601,000		$ 601,000
No.of Borrowers | Person			2
No. of Properties | Property	3		3		3	10
Residential | Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Properties marketed for sale, value	$ 708,000		$ 708,000		$ 724,000	$ 771,000
No. of Properties | Property	1		1
Branch Office | Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Properties marketed for sale, value							$ 403,000
No. of Properties | Property							1
Residential First Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum balance in order to assign a risk rating grade	$ 1,000,000		$ 1,000,000		1,000,000
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum balance in order to assign a risk rating grade	$ 250,000		$ 250,000		$ 250,000